Above / Below Market Acquired Time Charters / Other Intangible Assets	12 Months Ended
Dec. 31, 2014
Above / Below Market Acquired Time Charters / Other Intangible Assets [Abstract]
Above / Below Market Acquired Time Charters / Other Intangible Assets

6.Above / Below Market Acquired Time Charters / Other Intangible Assets

The Company acquired five vessels with attached time charter contracts having rates, which were above the market rates, while another two vessels were acquired with attached time charter contracts having rates which were below the market rates. The above and below market acquired time charters recorded on acquisition amounted to $22,149,258 and $4,020,335, respectively and are amortized / accreted over the remaining period of the time charters as a reduction or addition, respectively, to time charter revenues. Such amortization and accretion to time charter revenues for the above and below market acquired time charters amounted to $5,020,381 and $1,371,270, for the year ended December 31, 2012, $6,714,569 and $1,367,523, for the year ended December 31, 2013 and $5,198,574 and $453,248, for the year ended December 31, 2014, respectively.

The carrying value of the above market acquired time charters as of December 31, 2014 is expected to be amortized as follows:

For the year:	Above Market Acquired Time Charters
2015	$2,886,081
2016	446,400
Total	$3,332,481

In addition, in relation to the acquisition of OOCL Hong Kong and OOCL China, the Company recorded other intangible assets of $3,169,014, relating to the attached manning agreements at below market rates. Such amortization for the years ended December 31, 2012, 2013 and 2014 amounted to $535,750, $1,056,338 and $1,056,338, respectively. Other intangible assets are amortized over the three-year time charter period as an addition, to crew costs, which are included in Vessels Operating Expenses. The carrying value of other intangible assets as of December 31, 2014 of $520,588 is expected to be fully amortized in 2015.